Retirement Plans - Information about Pension Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in benefit obligation:
Beginning benefit obligation	$ 16,328	$ 16,953
Service cost	0	0	$ 306
Interest cost	689	604	639
Curtailment gain	0	0
Settlement loss	51	117
Actuarial (gain)/loss	669	(6)
Benefits paid	(773)	(1,340)
Ending benefit obligation	16,964	16,328	16,953
Change in plan assets, at fair value:
Beginning plan assets	15,647	16,184
Actual return	802	129
Employer contribution	500	700
Benefits paid	(773)	(1,340)
Administrative expenses	(26)	(26)
Ending plan assets	16,150	15,647	$ 16,184
Funded status at end of year	$ (814)	$ (681)